Goodwill - Schedule of key Assumptions Used in the Estimation of the Recoverable Amount (Details)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Betterware [Member]
Schedule of key Assumptions Used in the Estimation of the Recoverable Amount [Line Items]
Discount rate	12.40%	14.70%	10.00%
Average revenue growth rate	4.60%	5.00%	2.30%
Terminal value growth rate	3.70%	3.30%	0.00%
EBITDA margin (earnings before interest, taxes, depreciation and amortization)	22.20%	27.50%	30.00%
JAFRA México [Member]
Schedule of key Assumptions Used in the Estimation of the Recoverable Amount [Line Items]
Discount rate	15.10%	16.70%	9.10%
Average revenue growth rate	14.50%	9.00%	8.10%
Terminal value growth rate	3.00%	3.30%	2.00%
EBITDA margin (earnings before interest, taxes, depreciation and amortization)	20.60%	19.00%	15.30%